EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 19,719	$ 20,764
Additions	698	522
Disposals and return of capital distributions	(459)	(108)
Share of net (losses) earnings from equity accounted investments	1,020	(749)	$ 1,969
Distributions received	(172)	(618)
Foreign currency translation	(145)	107
Reclassification to assets held for sale	(210)	121
Other comprehensive income and other	356	(320)
Equity accounted investments, end of year	$ 20,807	$ 19,719	$ 20,764